Supplemental Information On Oil And Natural Gas Producing Activities (Summary Of Change In Standardized Measure Of Estimated Discounted Future Net Cash Flows) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Information On Oil And Natural Gas Producing Activites [Abstract]
Beginning of the period	$ 89,669	$ 160,691
Sales and transfers of oil and natural gas, net of production costs	(21,244)	(39,699)
Net changes in prices and production costs related to future production	50,425	(19,228)
Development costs incurred during the period	5,615	18,818
Changes in extensions and discoveries	28,494	12,590
Revisions of previous quantity estimates	21,455	(83,750)
Sales of reserves in place	(2,297)	(1,476)
Accretion discount	8,967	16,069
Other	(37,370)	25,654
Standardized measure of discounted future net cash flows related to proved gas reserves	143,714	89,669
Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations		29,214	[1]
Standardized measure of discounted future net cash flows related to proved gas reserves	$ 143,714	$ 89,669

[1]	In February 2013, we sold all of our Black Warrior Basin properties.